Business Combination	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Business Combination

Note 3: – Business Combination

For legal purposes, the Swiss Parent was the acquirer. However, for accounting purposes, the transaction was accounted for as a reverse acquisition in accordance with ASC 805, Business Combinations. Consequently, Kadimastem was identified as the accounting acquirer, and the Swiss Parent was identified as the accounting acquiree. Accordingly, the assets acquired and liabilities assumed of the Swiss Parent were recorded at their respective fair values as of the Closing Date.

The transaction was accounted for as a business combination in accordance with ASC 805, “Business Combinations”. Under the preliminary purchase price consideration allocation, the Company allocated the purchase price consideration to tangible and identified intangible assets acquired and liabilities assumed based on the preliminary estimates of their fair values (with certain measurement exceptions prescribed by the purchase method such as contract assets, tax balances and other applicable items), which were determined using generally accepted valuation techniques based on estimates and assumptions made by management at the time of the acquisition. Such estimates are subject to change during the measurement period which is limited to up to one year from the acquisition date. Any adjustments to the preliminary purchase price consideration allocation identified during the measurement period will be recognized in the period in which the adjustments are determined.

The purchase price consideration of $7,102 thousand represents the estimated fair value of the equity interest deemed to be issued by Kadimastem in the transaction.

Acquisition-related costs incurred by the Company, totaling $88 thousand, were recognized as other expenses in the consolidated statements of operations.

In connection with the successful completion of the merger, the Company’s Chief Executive Officer and Chairman of the Board are entitled to success bonus, for further information see Note 13.

Preliminary Purchase Price Allocation

The following table summarizes the preliminary value of assets acquired and liabilities assumed as of the acquisition date, subject to subsequent adjustments as the Company may obtain additional information during the measurement period (in thousands):

USD in thousands

Purchase Price Consideration	7,102
Asset Acquired:
Cash and cash equivalents	1,708
Prepaid expenses and other current assets	773
Property, Plant and Equipment, Net	5
In-Process Research and Development (IPR&D) (1), (3)	6,437

Total Asset Acquired	8,923

Liabilities Assumed:
Accounts payable and accrued liabilities	1,878
Deferred Tax Liabilities (2)	1,674

Total Liabilities Assumed	3,552

Goodwill (3)	1,731
Total identifiable assets acquired and liabilities assumed or incurred	7,102

(1)	The acquired IPR&D assets, totaling $6,437 thousand, consist of clinical-stage drug development programs primarily focused on Narcolepsy ($3,212 thousand), Diabetes ($1,568 thousand), and other neurological and inflammatory conditions ($1,657 thousand). These assets represent unfinished research projects that have not yet reached technological feasibility and are considered indefinite-lived intangible assets until the completion or abandonment of the associated R&D efforts.
(2)	The Company recognized deferred tax liabilities related to the temporary differences between the fair value of the acquired IPR&D and their respective tax bases. These liabilities were calculated based on the estimated statutory tax rates in the jurisdictions where the economic benefits of the assets are expected to be realized, primarily the United States.
(3)	The fair value of the acquired intangible assets was determined using the income approach (specifically the Risk-Adjusted Net Present Value method) for primary R&D projects and the cost approach for other R&D assets. Goodwill was recognized as the residual excess of the purchase price over the fair value of identified net assets and is primarily attributable to the expected synergies and the strategic value of the combined clinical pipeline. The goodwill is not deductible for tax purposes.

The stand-alone results of operations of the acquired business have been included in the consolidated financial statements since the acquisition date. The net loss of the acquired business included in the Company’s consolidated statement of operations from the acquisition date through December 31, 2025, was $424 thousand.

The unaudited pro forma combined net loss of the Company for the years ended December 31, 2025, and 2024, assuming the merger had been completed on January 1, 2024, would have been $12,694 thousand and $4,079 thousand, respectively.